ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Feb. 28, 2018	Feb. 28, 2017
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued employee payroll and welfare benefits	$ 135,366,042	$ 79,867,924
Amounts due to employees for stock sales proceeds	24,140,789	0
Other taxes payable	22,868,616	13,769,327
Accrued employee annual bonus	9,969,633	5,956,144
Accrued operating expenses	8,458,150	1,564,149
Payable for investments and acquisitions	5,111,313	1,807,584
Professional service fee payable	3,280,294	230,098
Payable for acquisitions of intangible assets	1,766,650	0
Interest payable	1,451,264	2,999,801
Examination enrollment fees collected on behalf of contests organizers	828,385	755,054
Others	15,881,167	9,880,209
Total	$ 229,122,303	$ 116,830,290